Note 10 - Deposits (Details) - Maturities of Time Deposits 100000 or Greater (USD $)	Dec. 31, 2012	Dec. 31, 2011
Maturities of Time Deposits 100000 or Greater [Abstract]
Three months or less	$ 9,056,166
Over three months through six months	12,170,788
Over six months through twelve months	20,208,987
Over twelve months	30,812,765
	$ 72,248,706	$ 70,588,990